MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Master Trust [Line Items]
Schedule of Master Trust
The Plan’s interest in the Master Trust is presented in the following tables:

	2025		2024
As of December 31,	Master Trust	Plan Interest	Master Trust	Plan Interest
Investments at fair value:
Common stock	$584,308,768	$278,434,724	$629,712,621	$298,768,450
Mutual funds	378,042,751	181,850,446	338,282,336	160,634,840
Common/collective trusts	3,923,794,692	2,033,074,586	3,463,633,998	1,796,362,742
Investments at fair value	4,886,146,211	2,493,359,756	4,431,628,955	2,255,766,032
Investments at contract value	275,010,684	128,628,773	292,899,727	134,033,107
Total investments	$5,161,156,895	$2,621,988,529	$4,724,528,682	$2,389,799,139

Investment income (loss) for the Master Trust is as follows:

For the Year Ended December 31,	2025
Net appreciation (depreciation) in fair value	$623,375,325
Interest and dividends	49,162,096
Total investment income (loss) of Master Trust	$672,537,421
Plan's portion of Master Trust investment income (loss)	$342,671,002
The following table represents the disaggregation of contract value between GICs held by the Master Trust:

As of December 31,	2025	2024
Synthetic investment contracts	$268,605,195	$269,689,102
Traditional investment contracts	6,405,489	23,210,625